SCHEDULE OF NON-OPERATING INCOME/(LOSS) NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Other Income and Expenses [Abstract]
(Loss)/gain on disposal of long-term investments and subsidiaries, net		¥ 272	¥ (23)	¥ (1,792)
Others		513	(2,382)	3,864
Total other non-operating income/(loss), net	$ 108	¥ 785	¥ (2,405)	¥ 2,072